Trust for Credit Unions

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

(the “Portfolios”)

Incorporated herein by reference are the Portfolios’ prospectuses filed pursuant to Rule 497(c) on December 31, 2015 (accession no. 0001193125-15-418480).